Loans Payable - Schedule of continuity of loans payable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 21,533,584	$ 2,713,073
Additions		18,361,495
Interest	197,937	207,678
Repayment	(1,259,778)
Foreign exchange movement	(1,452,537)	251,338
Sale of Norway subsidiary	(3,326,867)
Ending balance	15,692,339	21,533,584
Less: Current portion	(1,224,102)	(4,396,191)
Non-current portion	14,468,237	17,137,393
Norway Acquisition [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,172,089	2,713,073
Additions		0
Interest	25,133	207,678
Repayment	0
Foreign exchange movement	129,645	251,338
Sale of Norway subsidiary	(3,326,867)
Ending balance	0	3,172,089
Less: Current portion	0
Non-current portion	0
Boden Technologies Ab [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	18,361,495	0
Additions		18,361,495
Interest	172,804	0
Repayment	(1,259,778)
Foreign exchange movement	(1,582,182)	0
Sale of Norway subsidiary	0
Ending balance	15,692,339	$ 18,361,495
Less: Current portion	(1,224,102)
Non-current portion	$ 14,468,237